Loans receivable - Additional information (Details) € in Thousands, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 EUR (€)	Oct. 30, 2019 USD ($)	Oct. 30, 2019 EUR (€)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Oct. 01, 2018 USD ($)	Oct. 01, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments				$ 49	$ 6	$ 49	$ 3,980	$ 3,980	$ 2,418
Outstanding balance		$ 4,028						49	$ 4,028									$ 45
Borrowings with Boris Gertsovsky
Disclosure of detailed information about borrowings [line items]
Loan amount										$ 11,000	€ 10,000	$ 11,000	€ 10,000	$ 327,000	€ 300,000	$ 327,000	€ 300,000		$ 278,000	€ 240,000
Interest rate																			2.00%	2.00%
Repayments	$ 8	$ 95,000	€ 85,000
Outstanding balance								$ 8